Cover	Dec. 14, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 14, 2021
Entity File Number	000-56188
Entity Registrant Name	Emerging Opportunities Corp
Entity Central Index Key	0001815547
Entity Tax Identification Number	85-1192377
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Gateway Center
Entity Address, Address Line Two	Suite 2600
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	11747
City Area Code	(973)
Local Phone Number	277 4239
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false